Derivative Instruments and Hedging Activities	3 Months Ended
Mar. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments and hedging activities

Note 10. Derivative instruments and hedging activities

Since the Company conducts its operations globally, it is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign currency exchange rates. The Company enters into transactions involving foreign currency exchange derivative financial instruments. The Company manages its foreign currency exposures on a consolidated basis, which allows the Company to net exposures and take advantage of any natural hedging. The transactions are designed to manage the Company’s net exposure to foreign currency exchange rates and to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company is primarily exposed to foreign exchange risk with respect to recognized assets and liabilities and forecasted transactions denominated in the New Israeli Shekel (“NIS”), Euro, GBP, Korean Won, Chinese Yuan and the Japanese Yen. The gains and losses on the hedging instruments partially offset losses and gains on the hedged items. Financial markets and currency volatility may limit the Company’s ability to hedge these exposures. These contracts mature through December 2022.

The following table summarizes the consolidated balance sheets classification and fair values of the Company’s derivative instruments:

		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2022	2021	2022	2021
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts, not designated as hedging instruments	Other current assets	$41	$82	$15,343	$12,380
Assets derivatives -Foreign exchange contracts, designated as cash flow hedge	Other current assets	981	910	72,758	60,408
Liability derivatives -Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(90)	(89)	26,852	33,047
Liability derivatives -Foreign exchange contracts, designated as hedging instruments	Accrued expenses and other current liabilities	(32)	(60)	10,355	26,320
		$900	$843	$125,309	$132,155

Foreign exchange contracts not designated as hedging instruments

As of March 31, 2022, the notional amounts of the Company’s outstanding exchange forward contracts, not designated as hedging instruments, were $42.2 million, and were used to reduce foreign currency exposures. With respect to such derivatives, gains of $0.7 million and of $2.2 million were recognized under financial income, net for the three-month period ended March 31, 2022 and 2021, respectively. Such gains or losses partially offset the foreign currency revaluation changes of the balance sheet items. These foreign currencies revaluation changes are also recognized under financial income, net.

Cash Flow Hedging - Hedges of forecasted foreign currency payroll and other operating expenses

As of March 31, 2022, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of $42.0 million into NIS. The Company uses short-term cash flow hedge contracts to reduce its exposure to variability in expected future cash flows resulting mainly from payroll costs and other operating expenses denominated in NIS. The changes in fair value of those contracts are included in the Company’s accumulated other comprehensive loss.

Cash Flow Hedging - Hedges of forecasted foreign currency revenue

As of March 31, 2022, the Company had in effect foreign exchange forward contracts, designated as cash flow hedges for accounting purposes, for the conversion of 41.1 million Euro into U.S. dollars. The Company transacts business in U.S. dollars and in various other currencies. The Company may use foreign exchange or forward contracts to hedge certain cash flow exposures resulting from changes in these foreign currency exchange rates. These foreign exchange contracts, carried at fair value, have maturities of up to twelve months. The Company enters into these foreign exchange contracts to hedge a portion of its forecasted foreign currency denominated revenue in the normal course of business, and, accordingly, they are not speculative in nature.